T. ROWE PRICE Blue Chip Growth Portfolio
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION
SERVICES  14.1%
Entertainment  2.5%
Netflix (1) 54,261 65,055
65,055
Interactive Media &
Services  10.7%
Alphabet, Class A  107,187 26,057
Alphabet, Class C  404,268 98,459
Meta Platforms, Class A  209,424 153,797
278,313
Wireless Telecommunication
Services  0.9%
T-Mobile U.S.  97,985 23,456
23,456
Total Communication Services 366,824
CONSUMER
DISCRETIONARY  15.7%
Automobiles  3.1%
Tesla (1) 179,747 79,937
79,937
Broadline Retail  6.7%
Amazon.com (1) 734,258 161,221
Sea, ADR (1) 70,326 12,569
173,790
Hotels, Restaurants &
Leisure  1.9%
Booking Holdings  4,419 23,859
Chipotle Mexican Grill (1) 296,965 11,638
DoorDash, Class A (1) 52,063 14,161
49,658
Specialty Retail  4.0%
Carvana (1) 222,488 83,931
Ross Stores  61,439 9,363
TJX  78,638 11,366
104,660
Total Consumer Discretionary 408,045
CONSUMER STAPLES  0.7%
Food Products  0.2%
Mondelez International, Class A  76,094 4,754
4,754
Household Products  0.5%
Colgate-Palmolive  89,135 7,125
Procter & Gamble  40,667 6,249
13,374
Total Consumer Staples 18,128
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  7.6%
Capital Markets  1.3%
Charles Schwab  77,443 7,393
Goldman Sachs Group  12,086 9,625
Morgan Stanley  64,990 10,331
S&P Global  14,814 7,210
34,559
Financial Services  5.2%
Adyen (EUR) (1) 2,501 4,024
Mastercard, Class A  102,796 58,472
Visa, Class A  216,922 74,053
136,549
Insurance  1.1%
Chubb  75,324 21,260
Marsh & McLennan  40,919 8,247
29,507
Total Financials 200,615
HEALTH CARE  5.5%
Health Care Equipment &
Supplies  1.6%
Intuitive Surgical (1) 67,324 30,109
Stryker  30,721 11,357
41,466
Health Care Providers &
Services  0.7%
UnitedHealth Group  53,703 18,544
18,544
Life Sciences Tools &
Services  1.0%
Danaher  62,074 12,307
Thermo Fisher Scientific  26,181 12,698
25,005
Pharmaceuticals  2.2%
Eli Lilly  75,795 57,832
57,832
Total Health Care 142,847
INDUSTRIALS & BUSINESS
SERVICES  3.5%
Aerospace & Defense  2.0%
General Electric  154,851 46,582
TransDigm Group  4,467 5,888
52,470
Commercial Services &
Supplies  0.3%
Cintas  26,867 5,515
Veralto  12,604 1,343
6,858
Electrical Equipment  0.6%
GE Vernova  26,353 16,204
16,204

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.2%
Old Dominion Freight Line  32,574 4,586
4,586
Industrial Conglomerates  0.4%
Roper Technologies  20,595 10,270
10,270
Total Industrials & Business Services 90,388
INFORMATION
TECHNOLOGY  50.1%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  53,037 11,643
11,643
IT Services  0.9%
Shopify, Class A (1) 154,667 22,985
22,985
Semiconductors & Semiconductor
Equipment  22.1%
ASML Holding  20,360 19,710
Broadcom  376,546 124,226
Monolithic Power Systems  13,306 12,250
NVIDIA  2,144,279 400,080
Taiwan Semiconductor
Manufacturing, ADR  51,173 14,292
Texas Instruments  32,790 6,025
576,583
Software  17.8%
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(2)(3) 1,441 2,372
Crowdstrike Holdings, Class A (1) 19,233 9,431
Datadog, Class A (1) 26,098 3,716
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(3) 27,971 713
Microsoft  669,939 346,995
OpenAI, Rights, Acquisition Date:
8/15/25, Cost $830 (1)(2)(3)(4) 830,222 1,311
Oracle  131,600 37,011
Palantir Technologies, Class A (1) 38,081 6,947
ServiceNow (1) 47,293 43,523
Synopsys (1) 27,485 13,561
465,580
Technology Hardware, Storage &
Peripherals  8.9%
Apple  909,483 231,582
231,582
Total Information Technology 1,308,373
MATERIALS  0.7%
Chemicals  0.7%
Linde  17,614 8,367
Sherwin-Williams  24,876 8,613
Total Materials 16,980
Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  41,257 13,576
Total Utilities 13,576
Total Common Stocks (Cost
$672,938) 2,565,776
CONVERTIBLE PREFERRED STOCKS  0.3%
INFORMATION
TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(2)(3) 92 151
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)
(3) 10 17
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(2)(3) 12,546 1,882
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(2)(3) 31,368 4,705
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(2)(3) 4,817 723
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 945
Total Information Technology 8,423
Total Convertible Preferred Stocks
(Cost $4,701) 8,423
CORPORATE BONDS  0.1%
Carvana, 9.00%, 6/1/30, (11.00%
Cash or 13 .00% PIK until 8/15/25
then 9.00% Cash to maturity) (5)(6) 1,475,518 1,544
Carvana, 9.00%, 6/1/31, (14.00%
PIK until 8/15/25 then 9.00% Cash to
maturity) (5)(6) 2,017,311 2,284
Total Corporate Bonds (Cost
$3,183) 3,828
EQUITY FUNDS  1.0%
Total Miscellaneous Equity
Funds  1.0% (7) 25,468
Total Equity Funds (Cost $25,414) 25,468

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve
Fund, 4.16% (8)(9) 8,544,922 8,545
Total Short-Term Investments
(Cost $8,545) 8,545
Total Investments in
Securities  100.1%
(Cost $714,781) $ 2,612,040
Other Assets Less Liabilities
(0.1)% (3,385)
Net Assets 100.0% $ 2,608,655
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $12,819 and represents 0.5% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,828 and represents 0.1% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
(9) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ —# $ — $ 472+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 10,461  ¤  ¤ $ 8,545^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $472 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,545.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Blue Chip Growth Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Blue Chip Growth Portfolio

decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,557,356 $ 4,024 $ 4,396 $ 2,565,776
Convertible Preferred Stocks — — 8,423 8,423
Corporate Bonds — 3,828 — 3,828
Equity Funds 25,468 — — 25,468
Short-Term Investments 8,545 — — 8,545
Total $ 2,591,369 $ 7,852 $ 12,819 $ 2,612,040

T. Rowe Price Blue Chip Growth Portfolio

similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E307-054Q3 09/25